Retirement benefit obligations - Movement in net defined benefit obligation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset)
Beginning balance	£ (25)	£ (27)
Changes in net defined benefit liability (asset)
Current service costs	(1)	(1)
Interest on defined benefit obligation/asset	(1)	(1)
Exchange difference		1
Total pension income/(expense)	(2)	(1)
Contributions:
Employers		1
Benefit payments	5	2
Ending balance	(22)	(25)
Retirement benefit obligation schemes	(25)	(28)
Retirement benefit asset schemes	3	3
Estimate of contributions expected to be paid to defined benefit pension schemes next year	1
Present value of obligation
Disclosure of net defined benefit liability (asset)
Beginning balance	(60)	(65)
Changes in net defined benefit liability (asset)
Current service costs	(1)	(1)
Interest on defined benefit obligation/asset	(2)	(2)
Exchange difference	2	2
Total pension income/(expense)	(1)	(1)
Contributions:
Employers	(1)	(1)
Benefit payments	6	7
Ending balance	(56)	(60)
Retirement benefit obligation schemes	(41)	(44)
Retirement benefit asset schemes	(15)	(16)
Present value of obligation | Unfunded obligations
Disclosure of net defined benefit liability (asset)
Beginning balance	(20)
Contributions:
Ending balance	(17)	(20)
Fair value of plan assets
Disclosure of net defined benefit liability (asset)
Beginning balance	35	38
Changes in net defined benefit liability (asset)
Interest on defined benefit obligation/asset	1	1
Exchange difference	(2)	(1)
Total pension income/(expense)	(1)
Contributions:
Employers	1	2
Benefit payments	(1)	(5)
Ending balance	34	35
Retirement benefit obligation schemes	16	16
Retirement benefit asset schemes	£ 18	£ 19